Summary of Balances Due from Major Customers (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Customer H USD ($)	Mar. 31, 2013 Customer H INR	Mar. 31, 2012 Customer H INR	Mar. 31, 2012 Customer F INR	Mar. 31, 2013 Customer Q USD ($)	Mar. 31, 2013 Customer Q INR	Mar. 31, 2012 Customer Q INR	Mar. 31, 2013 Customer G USD ($)	Mar. 31, 2013 Customer G INR	Mar. 31, 2012 Customer G INR	Mar. 31, 2012 Customer C INR	Mar. 31, 2013 Customer S USD ($)	Mar. 31, 2013 Customer S INR	Mar. 31, 2013 Customer R USD ($)	Mar. 31, 2013 Customer R INR	Mar. 31, 2013 Other Customers USD ($)	Mar. 31, 2013 Other Customers INR	Mar. 31, 2012 Other Customers INR
Accounts and Other Receivables [Line Items]
Receivable from major customers	$ 589	32,110	26,212	$ 68	3,715	2,958	1,349	$ 34	1,838	808	$ 16	888	613	464	$ 15	786	$ 11	618	$ 445	24,265	20,020
Percentage of due from customers	100.00%	100.00%	100.00%	12.00%	12.00%	11.00%	5.00%	6.00%	6.00%	3.00%	3.00%	3.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	75.00%	75.00%	77.00%